UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
 (Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

 Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Long-Term Investments - 96.4%

	Preferred Securities - 94.4%

	Banks - 56.9%
44,702	Astoria Financial Corp.
	6.500%, Series C (a)	Ba2	$1,150,629
1,418,000	Australia & New Zealand Banking Group Ltd.
	6.750% 144A (a)	Baa2	1,569,530
3,200,000	Banco Bilbao Vizcaya Argentaria SA
	9.000% (a)	BB (b)	3,351,981
640,000	Banco Mercantil del Norte SA
	7.625% 144A (a)	BB (c)	663,872
	Bank of America Corp.
40,000	6.000%, Series EE (a)	Ba2	1,068,000
500,000	6.100%, Series AA (a)	Ba2	543,800
2,000,000	6.250%, Series X (a)	Ba2	2,177,500
250,000	6.300%, Series DD (a)	Ba2	280,937
4,525,000	6.500%, Series Z (a)	Ba2	5,037,139
2,000,000	8.000%, Series K (a)	Ba2	2,057,500
2,550,000	8.125%, Series M (a)	Ba2	2,654,805
59,891	Barclays Bank PLC
	8.125%, Series 5 (a)	Ba2	1,592,502
5,330,000	Barclays PLC
	7.875% (a)	Ba2	5,747,819
	BNP Paribas SA
2,000,000	7.375% 144A (a)	Ba1	2,227,500
1,000,000	7.625% 144A (a)	Ba1	1,102,500
	Capital One Financial Corp.
65,900	5.200%, Series G (a)	Baa3	1,593,462
3,940,000	5.550%, Series E (a)	Baa3	4,146,850
43,796	6.000%, Series H (a)	Baa3	1,154,463
25,870	6.250%, Series C (a)	Baa3	689,694
165,495	6.700%, Series D (a)	Baa3	4,539,528
	Citigroup, Inc.
2,300,000	5.875%, Series O (a)	Ba2	2,418,358
960,000	5.950%, Series P (a)	Ba2	1,029,869
2,100,000	6.125%, Series R (a)	Ba2	2,260,125
1,700,000	6.250%, Series T (a)	Ba2	1,888,062
106,599	6.875%, Series K (a)	Ba2	3,154,264
46,300	7.125%, Series J (a)	Ba2	1,384,370
1,750,000	Citizens Financial Group, Inc.
	5.500%, Series A (a)	BB+ (c)	1,833,125
	CoBank ACB
11,790	6.200%, Series H 144A (a)	BBB+ (c)	1,232,792
8,400	6.250%, Series F 144A (a)	BBB+ (c)	877,275
500,000	6.250%, Series I 144A (a)	BBB+ (c)	551,264
500,000	Credit Agricole SA
	8.125% 144A (a)	Ba1	582,612
60,960	Fifth Third Bancorp
	6.625%, Series I (a)	Baa3	1,828,190
8,000	First Horizon National Corp.
	6.200%, Series A (a)	Ba2	206,720
	Goldman Sachs Group, Inc. (The)
600,000	5.375%, Series M (a)	Ba1	631,230
48,500	5.500%, Series J (a)	Ba1	1,365,275
2,295,000	5.700%, Series L (a)	Ba1	2,391,390
48,007	6.300%, Series N (a)	Ba1	1,316,352
103,105	6.375%, Series K (a)	Ba1	3,044,691
	HSBC Holdings PLC
325,000	6.000% (a)	Baa3	336,862
5,918,000	6.875% (a)	Baa3	6,406,235
160,000	Huntington Bancshares, Inc.
	6.250%, Series D (a)	Baa3	4,395,200
	JPMorgan Chase & Co.
2,000,000	6.000%, Series R (a)	Baa3	2,158,740
1,400,000	6.750%, Series S (a)	Baa3	1,592,500
9,739,000	7.900%, Series 1 (a)	Baa3	10,135,864
	KeyCorp
6,600,000	5.000%, Series D (a)	Baa3	6,740,250
30,800	6.125%, Series E (a)	Baa3	902,440

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Banks (continued)
1,700,000	M&T Bank Corp.
	6.450%, Series E (a)	Baa2	$1,882,750
1,530,000	Macquarie Bank Ltd.
	6.125% 144A (a)	Ba1	1,568,250
	Morgan Stanley
135,000	5.850%, Series K (a)	Ba1	3,688,200
47,190	6.375%, Series I (a)	Ba1	1,346,803
243,900	6.875%, Series F (a)	Ba1	7,143,831
164,800	New York Community Bancorp, Inc.
	6.375%, Series A (a)	Ba1	4,713,280
25,000	People's United Financial, Inc.
	5.625%, Series A (a)	Ba1	698,000
	PNC Financial Services Group, Inc. (The)
84,000	6.125%, Series P (a)	Baa2	2,486,400
1,950,000	6.750%, Series O (a)	Baa2	2,201,063
74,300	Regions Financial Corp.
	6.375%, Series B (a)	Ba1	2,163,616
8,400	Royal Bank of Scotland Group PLC
	8.500%, Series F (a)	Ba3	225,708
	Societe Generale SA
3,500,000	7.375% 144A (a)	Ba2	3,771,250
750,000	8.000% 144A (a)	Ba2	852,188
1,250	Sovereign Real Estate Investment Trust
	12.000% 144A (a)	Ba1	1,567,188
	Standard Chartered PLC
4,200,000	7.500% 144A (a)	Ba1	4,504,500
250,000	7.750% 144A (a)	Ba1	269,063
2,569,000	SunTrust Banks, Inc.
	5.050%, Series G (a)	Baa3	2,613,958
19,741	Texas Capital Bancshares, Inc.
	6.500%, Series A (a)	Ba2	503,988
30,345	Valley National Bancorp
	6.250%, Series A (a)	BB+ (c)	881,522
25,161	Webster Financial Corp.
	6.400%, Series E (a)	Baa3	641,983
	Wells Fargo & Co.
84,700	5.500%, Series X (a)	Baa2	2,163,238
124,337	5.625%, Series Y (a)	Baa2	3,196,704
20,000	5.700%, Series W (a)	Baa2	518,000
12,700	5.850%, Series Q (a)	Baa2	351,282
4,400,000	5.875%, Series U (a)	Baa2	4,854,168
20,000	6.625%, Series R (a)	Baa2	604,600
1,275,000	7.980%, Series K (a)	Baa2	1,326,000
13,300	8.000%, Series J (a)	Baa2	344,603
	Zions Bancorporation
43,000	5.800%, Series I (a)	BB- (c)	43,108
2,000	6.300%, Series G (a)	BB- (c)	56,000
			161,195,310
	Energy - 2.9%
4,955,000	Enbridge Energy Partners LP
	8.050% 10/01/37	Ba1	4,979,775
1,000,000	Enbridge, Inc.
	6.000% 01/15/77, Series 16-A	Ba1	1,052,500
8,585	Kinder Morgan, Inc.
	9.750% 10/26/18, Series A (d)	Ba2	374,048
	Transcanada Trust
1,250,000	5.300% 03/15/77, Series 17-A	Baa2	1,287,344
500,000	5.875% 08/15/76, Series 16-A	Baa2	543,850
			8,237,517
	Financial Services - 2.3%
450,000	AerCap Global Aviation Trust
	6.500% 06/15/45 144A	Ba2	480,375
82,361	Charles Schwab Corp. (The)
	5.950%, Series D (a)	Baa2	2,245,984
95,091	Legg Mason, Inc.
	6.375% 03/15/56	Baa2	2,581,721
40,000	Stifel Financial Corp.
	6.250%, Series A (a)	BB- (c)	1,066,000
			6,374,080
	Insurance - 20.0%
1,151,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	1,747,448

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2017 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Insurance (continued)
	Arch Capital Group Ltd.
13,000	5.250%, Series E (a)	Baa3	$316,810
16,050	6.750%, Series C (a)	Baa3	411,683
	Aspen Insurance Holdings Ltd.
25,000	5.625% (a)	Ba1	646,250
19,543	5.950% (a)	Ba1	549,158
6,492	7.250% (a)	Ba1	162,300
212,773	Axis Capital Holdings Ltd.
	5.500%, Series E (a)	Baa3	5,300,176
8,000,000	Catlin Insurance Co. Ltd.
	4.133% 144A (a)(e)	BBB+ (c)	7,740,000
98,460	Delphi Financial Group, Inc.
	4.372% 05/15/37 (e)	BB+ (c)	2,123,044
16,000	Endurance Specialty Holdings Ltd.
	6.350%, Series C (a)	Baa3	426,400
400,000	Everest Reinsurance Holdings, Inc.
	3.567% 05/15/37 (e)	Baa2	373,000
7,103,000	Liberty Mutual Group, Inc.
	7.800% 03/15/37 144A	Baa3	8,865,467
	MetLife, Inc.
4,250,000	5.250%, Series C (a)	Baa3	4,423,060
937,000	10.750% 08/01/39	Baa2	1,562,448
	PartnerRe Ltd.
93,246	5.875%, Series I (a)	Baa2	2,446,775
49,212	7.250%, Series H (a)	Baa2	1,427,148
250,000	Provident Financing Trust I
	7.405% 03/15/38	Baa3	288,750
	Prudential Financial, Inc.
1,003,000	5.625% 06/15/43	Baa2	1,103,300
2,853,000	5.875% 09/15/42	Baa2	3,182,379
2,900,000	QBE Insurance Group Ltd.
	7.500% 11/24/43 144A	Baa2	3,371,250
115,000	Reinsurance Group of America, Inc.
	5.750% 06/15/56	Baa2	3,339,600
102,688	Torchmark Corp.
	6.125% 06/15/56	Baa2	2,727,393
	WR Berkley Corp.
3,593	5.625% 04/30/53	Baa3	93,777
72,629	5.750% 06/01/56	Baa3	1,909,416
65,000	5.900% 03/01/56	Baa3	1,729,000
510,000	XLIT Ltd.
	3.616%, Series E (a)(e)	Ba1	476,850
			56,742,882
	Miscellaneous - 1.7%
450,000	BHP Billiton Finance USA Ltd.
	6.750% 10/19/75 144A	Baa2	515,290
	Land O' Lakes, Inc.
700,000	7.250%, Series B 144A (a)	BB (c)	749,875
3,115,000	8.000%, Series A 144A (a)	BB (c)	3,434,288
			4,699,453
	Real Estate - 1.4%
50,000	DuPont Fabros Technology, Inc.
	6.625%, Series C (a)	Ba2	1,358,950
	PS Business Parks, Inc.
26,100	5.750%, Series U (a)	Baa2	656,937
4,765	6.000%, Series T (a)	Baa2	120,078
75,000	Public Storage
	5.125%, Series C (a)	A3	1,890,000
			4,025,965
	Utilities - 9.2%
3,576,000	ComEd Financing III
	6.350% 03/15/33	Baa2	3,839,294
129,000	Dominion Energy, Inc.
	5.250% 07/30/76, Series A	Baa3	3,246,930
83,000	DTE Energy Co.
	5.375% 06/01/76, Series B	Baa2	2,100,730
1,810,000	Emera, Inc.
	6.750% 06/15/76, Series 16-A	Ba2	2,054,350
101,231	Integrys Holding, Inc.
	6.000% 08/01/73	Baa1	2,734,502
20,000	NextEra Energy Capital Holdings, Inc.
	5.250% 06/01/76, Series K	Baa2	506,600

Shares / Par Amounts	Description	Moody's Ratings	Fair Value

	Utilities (continued)
1,163,000	PPL Capital Funding, Inc.
	3.961% 03/30/67, Series A (e)	Baa3	$1,126,656
1,684,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	1,620,850
84,000	SCE Trust V
	5.450%, Series K (a)	Baa1	2,427,600
261,000	SCE Trust VI
	5.000%, Series L (a)	Baa1	6,488,460
			26,145,972
	Total Preferred Securities
	(Cost $251,467,577)		267,421,179
	Corporate Debt Securities - 1.6%

	Banks - 0.8%
85,000	Texas Capital Bancshares, Inc.
	6.500% 09/21/42, Sub Notes	Baa3	2,150,500

	Communications - 0.4%
	Qwest Corp.
25,100	6.500% 09/01/56	Ba1	626,998
23,832	6.750% 06/15/57	Ba1	603,903
2,314	7.000% 07/01/52	Ba1	58,567
			1,289,468
	Financial Services - 0.1%
11,000	B. Riley Financial, Inc.
	7.500% 05/31/27	NR (f)	283,360

	Real Estate - 0.3%
31,769	Equity Commonwealth
	5.750% 08/01/42	Baa3	804,074

	Total Corporate Debt Securities
	(Cost $4,470,935)		4,527,402

	Common Stock - 0.4%

	Energy - 0.4%
50,269	Kinder Morgan, Inc.		963,154
	(Cost $866,925)

	Total Long-Term Investments - 96.4%
	(Cost $256,805,437)		272,911,735

	Money Market Mutual Fund - 4.2%
11,928,042	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.86%(g)
	(Cost $11,928,042)		11,928,042
	Total Investments - 100.6%
	(Cost $268,733,479)		284,839,777
	Liabilities in excess of other
	Assets - (0.6)%		(1,656,736)
	Net Assets - 100.0%		$283,183,041

		% of
Summary by Country	Fair Value	Net Assets
Australia	$7,024,321	2.5%
Bermuda	21,174,147	7.4
Canada	4,938,044	1.7
France	8,536,050	3.0
Ireland	957,225	0.4
Mexico	663,872	0.2
Spain	3,351,981	1.2
United Kingdom	19,082,688	6.8
United States	219,111,449	77.4
Total Investments	284,839,777	100.6
Liabilities in excess of other Assets	(1,656,736)	(0.6)
Net Assets	$283,183,041	100.0%

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2017 (UNAUDITED)

LP	-	Limited Partnership
PLC	-	Public Limited Company
SA	-	Corporation
144A	-
Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Security is perpetual in nature with no stated maturity date.
(b)	Fitch Rating
(c)	Standard & Poor's Rating.
(d)	Convertible Preferred Security
(e)	Represents the rate in effect as of the reporting date.
(f)	Security is unrated by Moody's, S&P and Fitch.
(g)	Interest rate shown reflects a 1-day yield as of June 30, 2017.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017 (UNAUDITED)

Number
of
Shares	Description	Fair Value

	Common Stocks - 98.6%

	Banks - 5.2%
14,310	JPMorgan Chase & Co.	$1,307,934
	Consumer Services - 4.8%
20,708	Starbucks Corp.	1,207,483
	Diversified Financials - 5.1%
5,715	Goldman Sachs Group, Inc. (The)	1,268,158
	Food & Staples Retailing - 5.1%
55,293	Kroger Co. (The)	1,289,433
	Food, Beverage & Tobacco - 4.8%
14,026	Kraft Heinz Co. (The)	1,201,187
	Health Care Equipment & Services - 9.9%
13,949	Medtronic PLC	1,237,974
6,736	UnitedHealth Group, Inc.	1,248,989
		2,486,963
	Media - 5.1%
11,944	Walt Disney Co. (The)	1,269,050
	Pharmaceuticals, Biotechnology & Life Sciences - 24.4%
5,057	Allergan PLC	1,229,306
4,435	Biogen, Inc.*	1,203,482
21,977	Bristol-Myers Squibb Co.	1,224,558
9,288	Celgene Corp.*	1,206,233
17,730	Gilead Sciences, Inc.	1,254,929
		6,118,508
	Retailing - 5.2%
18,186	TJX Cos., Inc. (The)	1,312,484
	Software & Services - 24.1%
8,565	Adobe Systems, Inc.*	1,211,434
1,263	Alphabet, Inc. - Class A*	1,174,186
9,972	Mastercard, Inc. - Class A	1,211,099
17,555	Microsoft Corp.	1,210,066
22,865	PayPal Holdings, Inc.*	1,227,165
		6,033,950
	Technology Hardware & Equipment - 4.9%
8,467	Apple, Inc.	1,219,417
	Total Common Stocks
	(Cost $19,459,276)	24,714,567
	Money Market Mutual Fund - 2.0%
488,879	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.86% (a)
	(Cost $488,879)	488,879
	Total Investments - 100.6%
	(Cost $19,948,155)	25,203,446
	Liabilities in excess of other Assets - (0.6%)	(146,876)
	Net Assets - 100.0%	$25,056,570

Summary by Country	Fair Value	% of Net Assets
United States	$25,203,446	100.6%
Total Investments	25,203,446	100.6
Liabilities in excess of other Assets	(146,876)	(0.6)
Net Assets	$25,056,570	100.0%
PLC	-	Public Limited Company

*	Non-income producing security.
(a)	Interest rate shown reflects a 1-day yield as of June 30, 2017.

DESTRA WOLVERINE ALTERNATIVE OPPORTUNITIES FUND†
PORTFOLIO OF INVESTMENTS
June 30, 2017 (UNAUDITED) (CONSOLIDATED)

Number
of
Shares	Description	Fair Value

	Investment Companies - 97.8%

	Commodity Fund - 0.0%
6	iShares S&P GSCI Commodity Indexed Trust*	$84
18	PowerShares DB Commodity Index Tracking Fund*	260
		344
	Debt Fund - 0.0%
40	iShares Core U.S. Aggregate Bond ETF	4,380
55	Vanguard Total Bond Market ETF	4,501
		8,881
	Equity Fund - 97.8%
34,236	iShares Europe ETF	1,517,340
6,129	iShares MSCI Emerging Markets ETF	253,679
56,271	iShares MSCI Eurozone ETF	2,269,128
138,016	iShares MSCI Japan ETF	7,404,558
73,663	iShares Russell 1000 Growth ETF	8,767,370
13,940	iShares Russell 1000 Value ETF	1,623,034
20,313	iShares Russell 2000 Value ETF	2,414,606
3,751	iShares S&P 500 Growth ETF	513,324
1,706	iShares S&P 500 Value ETF	179,062
2,122	iShares U.S. Real Estate ETF	169,272
304,908	Vanguard FTSE Emerging Markets ETF	12,449,394
206,883	Vanguard FTSE Europe ETF	11,407,529
1,137	Vanguard FTSE Pacific ETF	74,815
8,099	Vanguard Growth ETF	1,028,897
18,402	Vanguard REIT ETF	1,531,598
18,596	Vanguard Value ETF	1,795,630
		53,399,236
	Total Investment Companies
	(Cost $49,404,661)	53,408,461

	Money Market Mutual Fund - 1.7%
955,191	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares 0.86% (a)
	(Cost $955,191)	955,191
	Total Investments - 99.5%
	(Cost $50,359,852)	54,363,652
	Other Assets in excess of Liabilities - 0.5%	249,434
	Net Assets - 100.0%	$54,613,086

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust

Summary by Country	Fair Value	% of Net Assets
United States	$54,363,652	99.50%
Total Investments	54,363,652	99.5
Other Assets less Liabilities	249,434	0.5
Net Assets	$54,613,086	100.00%

†	The Consolidated Portfolio of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
(a)	Interest rate shown reflects a 1-day yield as of June 30, 2017.

NOTES TO THE PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

FEDERAL INCOME TAX MATTERS
For the period ended June 30, 2017, the costs of investments on a tax basis, including any adjustments for financial reporting purposes, were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Flaherty & Crumrine Preferred and Income Fund	$ 267,861,156	$ 17,433,000	$ (454,379)	$ 16,978,621
Focused Equity Fund	20,358,409	5,948,795	(1,103,758)	4,845,037
Wolverine Alternative Opportunities Fund	50,693,238	4,026,632	(356,218)	3,670,414

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds' previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

FAIR VALUE MEASUREMENT
In accordance with Financial Accounting Standards Board's Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuation are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds' procedures are approved by the Board of Trustees.

The following tables represent the Funds' investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of  June 30, 2017:

Flaherty & Crumrine Preferred and Income Fund
	Level 1		Level 2	Level 3	Total

Preferred Securities
Banks	$63,913,518		$97,281,792	$–	$161,195,310
Energy	374,048		7,863,469	–	8,237,517
Financial Services	5,893,705		480,375	–	6,374,080
Insurance	21,485,886		35,256,996	–	56,742,882
Miscellaneous	–		4,699,453	–	4,699,453
Real Estate	4,025,965		–	–	4,025,965
Utilities	17,504,822		8,641,150	–	26,145,972
Total Preferred Securities	113,197,944	†	154,223,235	–	267,421,179
Corporate Debt Securities*	4,527,402	†	–	–	4,527,402	†
Common Stock*	963,154		–	–	963,154
Money Market Mutual Fund	11,928,042		–	–	11,928,042
Total Investments in Securities	$130,616,542		$154,223,235	$–	$284,839,777

Focused Equity Fund
	Level 1		Level 2	Level 3	Total

Common Stocks*	$24,714,567		$–	$–	$24,714,567
Money Market Mutual Fund	488,879		–	–	488,879
Total Investments in Securities	$25,203,446		$–	$–	$25,203,446

Wolverine Alternative Opportunities Fund
	Level 1		Level 2	Level 3	Total

Investment Companies*	$53,408,461		$–	$–	$53,408,461
Money Market Mutual Fund	955,191		–	–	955,191
Total Investments in Securities	$54,363,652		$–	$–	$54,363,652

It is the Funds' policy to recognize transfers in and out at the fair value as of the beginning of the period.

† At June 30, 2017 Flaherty & Crumrine Preferred and Income Fund had $6,212,560 transferred into level 1 from level 2 due to readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated process from a third party pricing service.

* Please refer to the Portfolio of Investments to view securities segregated by industry.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Investment Trust

By (Signature and Title)* /s/ Robert Watson
                                              Robert Watson, President
                                               (principal executive officer)

Date      8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Watson
                                              Robert Watson, President
                                               (principal executive officer)

Date      8/24/2017

By (Signature and Title)* /s/ Derek Mullins
                                              Derek Mullins, Chief Financial Officer
                                              (principal financial officer)

Date      8/24/2017

* Print the name and title of each signing officer under his or her signature.